Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of share-based payment arrangements information	The expense is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

Share-based payments	(9.1)	(6.9)	(12.7)
Total included in profit or loss for the year	(9.1)	(6.9)	(12.7)

Summary of movement of share options under Gold Fields limited 2012 share plan	The following table summarises the movement of share options under the Gold Fields Limited 2012 share plan during the years ended 31 December 2023, 2022 and 2021:

	2023	2022	2021
	Performance Shares (PS)	Performance Shares (PS)	Performance Shares (PS)

Outstanding at beginning of the year	2,986,790	5,161,744	6,982,838
Movement during the year:
Granted	790,833	753,838	1,403,675
Exercised and released	(1,322,084)	(2,468,710)	(3,038,661)
Forfeited	(108,050)	(460,082)	(186,108)
Outstanding at end of the year	2,347,489	2,986,790	5,161,744

Summary of fair value of equity instruments granted	The fair value of equity instruments granted during the year ended 31 December 2023, 2022 and 2021 were valued using the Monte Carlo simulation model:

	2023	2022	2021

Monte Carlo simulation
Performance shares
The inputs to the model for options granted during the year were as follows:
– weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	51.7%	66.8%	63.6%
– expected term (years)	3 years	3 years	3 years
– dividend yield[1]	n/a	n/a	n/a
– average three-year risk free interest rate (based on US interest rates)	1.8%	1.2%	1.2%
– weighted average fair value (United States dollars)	9.8	10.2	10.3

[1]There is no dividend yield applied to the Monte Carlo simulation model as the performance conditions follow a total shareholder return method.